Subsequent events (Details Narrative) € in Millions, $ in Millions		3 Months Ended
	Jul. 29, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Description distribution remuneration		the distribution of remuneration to shareholders in the amount of US$ 2,417, or R$ 13,574 million (US$ 0.1875 per outstanding preferred and common shares, or R$ 1.0532),
Remuneration amount		$ 2,566
Transaction costs		$ 149	$ 232
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Redemption percentage	4.75%
Total amount paid to investors | €	€ 273